Restricted Cash - Additional Information (Detail)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY
Cash And Cash Equivalents [Abstract]
Restricted cash	$ 14,592,289	90,640,000	$ 4,546,062	28,649,739